Leases - Summary of Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
2022	¥ 297,498
2023	331,667
2024	239,508
2025	119,277
2026	63,490
2027 and thereafter	436,663
Total future undiscounted lease payments	1,488,103
Less: imputed interest	250,631
Total present value of lease liabilities	¥ 1,237,472